Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Cash held in escrow	$ 12,000,000	$ 10,000,000
Committed Bilateral Letter of Credit Facilites [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	329,000,000	337,000,000
Bilateral letter of credit facilities, total available amount	366,000,000	361,000,000
Bilateral letter of credit facilities, collateral	0	339,000,000
Uncommitted Bilateral Letter of Credit Facilities [Member]
Line of Credit Facility [Line Items]
Outstanding letters of credit	142,000,000	152,000,000
Bilateral letter of credit facilities, collateral	$ 0	$ 100,000,000